Quarterly Report
December 31, 2019
MFS®  South Carolina
Municipal Bond Fund

Portfolio of Investments
12/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.8%
Airport Revenue – 4.9%
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	$750,000	$935,797
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	559,521
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,537,512
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,831,830
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2021	2,000,000	2,119,620
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	240,777
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	164,796
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,288,767
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,120,000	1,192,856
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	102,334
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	11,568
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	84,866
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	134,951
		$11,205,195
General Obligations - General Purpose – 2.3%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025	$910,000	$983,910
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	475,000	480,496
Chicago, IL, “A”, 5.25%, 1/01/2033	70,000	76,606
Chicago, IL, “B”, 7.375%, 1/01/2033	569,000	681,594
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	105,000	118,349
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	70,000	77,017
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	45,000	47,828
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	495,000	503,039
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	65,760
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	145,000	146,638
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	741,907
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	105,000	110,900
State of Illinois, 5%, 11/01/2027	1,100,000	1,273,272
		$5,307,316
General Obligations - Schools – 9.5%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$319,839
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,425,872
Aiken County, SC, Consolidated School District Special Obligation, “A”, 4%, 4/01/2036	2,000,000	2,303,940
Anderson County, SC, School District, “A”, 5%, 3/01/2026	1,240,000	1,511,994
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,081,440
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	1,295,000	1,460,125
Grossmont, CA, Union High School District, “B-2”, 4%, 8/01/2043	865,000	982,259
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,153,549
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2025	2,000,000	2,129,340
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2029	3,000,000	3,185,820
Spartanburg County, SC, School District No. 7, General Obligation, “B”, 5%, 3/01/2048	2,000,000	2,434,840
Spartanburg County, SC, School District No. 7, General Obligation, “D”, 5%, 3/01/2042	3,000,000	3,681,060
		$21,670,078
Healthcare Revenue - Hospitals – 15.2%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$340,000	$363,895
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	25,000	26,795
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	20,000	23,570
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	11,675
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	115,000	123,258
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	90,000	95,692
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	400,000	413,252
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	30,000	31,313

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$925,000	$948,985
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/2037	3,000,000	3,078,450
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/2020	1,195,000	1,213,439
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,500,000	1,645,875
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	2,090,556
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	550,000	558,729
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	155,000	160,175
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	180,000	185,263
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	605,000	617,844
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	865,000	883,771
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,121,960
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,117,040
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,165,180
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,161,450
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/2026	500,000	530,385
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,688,310
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037	1,250,000	1,366,387
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,292,520
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	550,890
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	2,177,520
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,141,030
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,383,200
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2037 (Prerefunded 4/15/2022)	30,000	32,524
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2037	1,970,000	2,102,955
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,340,000	3,564,348
		$34,868,236
Healthcare Revenue - Long Term Care – 2.4%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,416,312
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	776,895
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	259,538
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	803,820
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	1,000,000	1,119,960
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	1,083,400
		$5,459,925
Industrial Revenue - Other – 0.3%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	$285,000	$312,736
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	395,000	453,997
		$766,733
Industrial Revenue - Paper – 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$1,065,780
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	116,159
		$1,181,939
Miscellaneous Revenue - Other – 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$45,000	$46,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – 4.8%
South Carolina Port Authority Rev., 5%, 7/01/2028	$300,000	$351,117
South Carolina Port Authority Rev., 5%, 7/01/2029	450,000	524,848
South Carolina Port Authority Rev., 5%, 7/01/2033	500,000	594,580
South Carolina Port Authority Rev., 5%, 7/01/2036	3,000,000	3,620,400
South Carolina Port Authority Rev., 5.25%, 7/01/2040 (Prerefunded 7/01/2020)	250,000	255,203
South Carolina Port Authority Rev., 4%, 7/01/2055	2,000,000	2,132,440
South Carolina Port Authority Rev. (tax-exempt), “B”, 5%, 7/01/2044 (w)	3,000,000	3,603,810
		$11,082,398
Sales & Excise Tax Revenue – 2.7%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,315,000	$1,511,724
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	725,000	739,406
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	49,000	50,731
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	746,000	778,839
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,054,000	1,118,326
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	450,000	456,174
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	163,000	165,236
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	4,087
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	71,000	73,743
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,144
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	79,000	63,081
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	10,388
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	497,763
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	442,145
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	327,000	87,607
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	416,000	81,191
		$6,086,585
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049	$250,000	$267,377
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	220,000	240,458
		$507,835
Single Family Housing - State – 1.4%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	$1,145,000	$1,195,575
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.75%, 7/01/2043	1,000,000	1,055,460
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.8%, 1/01/2049	1,000,000	1,050,620
		$3,301,655
State & Local Agencies – 10.0%
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	$1,000,000	$1,074,140
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,074,340
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030	3,595,000	4,078,456
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	55,000	67,217
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	45,000	54,843
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	25,000	30,378
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.028% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,330,000	1,237,631
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,600,000
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	705,000	844,202
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	41,223
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	490,000	570,973
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	815,000	938,114
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2041	795,000	938,927
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	2,168,580
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,354,000
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,307,583
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,176,960

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	$1,195,000	$1,399,381
		$22,956,948
Tax - Other – 5.3%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$1,115,630
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/2022	1,025,000	1,072,416
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2029 (Prerefunded 4/01/2020)	750,000	756,705
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2030 (Prerefunded 4/01/2020)	500,000	504,470
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	204,440
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	107,658
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	316,966
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,260,000	1,542,265
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,184,350
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,340,200
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	405,000	413,918
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	440,000	479,547
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	50,000	55,013
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,245,000	1,378,613
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	635,000	705,682
		$12,177,873
Tax Assessment – 0.5%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049	$1,000,000	$1,003,920
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	21,203
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	20,000	22,314
		$1,047,437
Tobacco – 0.4%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$850,000	$908,030
Toll Roads – 0.4%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$275,000	$302,978
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	579,796
		$882,774
Transportation - Special Tax – 6.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$755,000	$762,467
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	470,000	531,377
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,525
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,340,000	1,459,233
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	520,685
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,125,000	1,251,517
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	90,000	98,631
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	20,000	22,611
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	435,000	475,072
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	350,000	378,158
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	413,144
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,462,665
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, AGM, 5%, 10/01/2035	2,000,000	2,445,060
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2030	2,000,000	2,523,360
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,402,120
		$14,766,625
Universities - Colleges – 7.0%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	$1,205,000	$1,304,352
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	210,248
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2027	420,000	512,480
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2028	495,000	613,780

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2029	$400,000	$500,896
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	76,213
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	126,933
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	55,295
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	70,631
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	442,615
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	829,325
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,830,643
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,350,280
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,750
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2035	365,000	404,752
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035 (Prerefunded 5/01/2020)	830,000	840,632
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	170,000	172,008
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2036	400,000	442,076
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2036	440,000	530,240
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2037	1,560,000	1,874,792
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040 (Prerefunded 5/01/2020)	1,665,000	1,686,329
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	335,000	338,842
University of South Carolina, Higher Education Facilities Refunding Rev., “A”, 5%, 5/01/2040	575,000	688,080
		$15,932,192
Universities - Dormitories – 1.1%
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2035 (Prerefunded 6/01/2020)	$2,555,000	$2,596,595
Utilities - Investor Owned – 0.4%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$800,000	$816,352
Utilities - Municipal Owned – 3.5%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$145,000	$163,186
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	190,111
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	2,700,000	2,835,486
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/2030	1,000,000	1,049,820
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	505,000	382,538
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	80,000	60,600
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	140,000	106,400
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	175,000	132,563
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	330,000	249,975
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	90,000	68,175
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	270,000	204,525
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	115,000	124,252
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	360,000	393,163
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	25,000	27,290
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	120,000	88,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	140,000	106,400
Rock Hill, SC, Combined Utility System Rev., “A”, 4%, 1/01/2049	650,000	715,461
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,161,060
		$8,059,805
Utilities - Other – 1.6%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$685,000	$1,070,868
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/2042 (Prerefunded 9/01/2022)	790,000	854,306
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	166,034
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	270,000	286,308
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	317,051
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	570,000	681,828

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	$330,000	$342,081
		$3,718,476
Water & Sewer Utility Revenue – 16.9%
Charleston, SC, Waterworks & Sewer System Rev., Capital Improvement, 5%, 1/01/2035 (Prerefunded 1/01/2021)	$1,000,000	$1,038,970
Charleston, SC, Waterworks & Sewer System Rev., Capital Improvement, 5%, 1/01/2044	3,000,000	3,769,950
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	755,000	925,502
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	2,227,620
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2025 (Prerefunded 2/01/2021)	580,000	604,482
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2036	3,000,000	3,124,980
Columbia, SC, Waterworks & Sewer System Rev., “A”, 4%, 2/01/2044	2,750,000	3,091,110
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	35,919
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	102,916
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	315,000	322,166
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	460,725
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	597,330
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	589,050
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., “A”, 4%, 6/01/2040	1,235,000	1,405,689
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., “A”, 4%, 6/01/2043	1,260,000	1,423,435
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	2,216,800
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/2039 (Prerefunded 1/15/2020)	2,000,000	2,002,640
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	56,789
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	60,000	67,768
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	34,063
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	79,041
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,215,480
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2037	1,000,000	1,212,000
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,894,225
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2033	1,000,000	1,100,590
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,318,620
Spartanburg, SC, Water System Refunding & Improvement Rev., “B”, 5%, 6/01/2039	4,000,000	4,822,920
		$38,740,780
Total Municipal Bonds		$224,088,707
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$800,000	$233,730
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.7% (v)	1,132,810	$1,132,810

Other Assets, Less Liabilities – 1.6%		3,769,623
Net Assets – 100.0%		$229,224,870
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,132,810 and $224,322,437, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $233,730, representing 0.1% of net assets.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	11	$1,714,969	March – 2020	$44,496
At December 31, 2019, the fund had cash collateral of $29,700 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$224,088,707	$—	$224,088,707
U.S. Corporate Bonds	—	233,730	—	233,730
Mutual Funds	1,132,810	—	—	1,132,810
Total	$1,132,810	$224,322,437	$—	$225,455,247
Other Financial Instruments
Futures Contracts – Assets	$44,496	$—	$—	$44,496
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,275,936	$46,823,590	$50,966,587	$199	$(328)	$1,132,810

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$57,921	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2019, are as follows:
South Carolina	76.0%
Puerto Rico	6.9%
Illinois	3.2%
Pennsylvania	1.9%
California	1.6%
Georgia	0.9%
New Jersey	0.9%
New York	0.9%
Alabama	0.8%
Guam	0.8%
Kentucky	0.7%
Tennessee	0.7%
Michigan	0.6%
Colorado	0.5%
Florida	0.5%
Texas	0.5%
Virginia	0.5%
Maryland	0.4%
Nebraska	0.4%
Louisiana	0.2%
Indiana	0.1%
Washington DC	0.1%
Ohio (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.